Guarantees Granted to Subsidiaries - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amount	$ 12,225,842	$ 9,172,530
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,395,085	$ 1,914,009
Guarantees [member] | Ferrosur Roca S.A. [member] | HSBC Bank [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 10,000,000
Interest rate	9.11%
Amount	$ 607,060
Line of credit	$ 1,788,025